Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 4,491
Transfers		€ 0
Intangible assets at end of period	3,784	4,491
Intangible assets | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	10,096	8,386
Foreign currency exchange differences	(705)	152
Additions from business combinations	244	1,802
Other additions	70	152
Retirements/disposals	(312)	(396)
Transfers	3
Intangible assets at end of period	9,396	10,096
Intangible assets | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(5,605)	(5,159)
Foreign currency exchange differences	412	(77)
Retirements/disposals	300	391
Additions amortization	(719)	(760)
Intangible assets at end of period	(5,612)	(5,605)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	331
Transfers		25
Intangible assets at end of period	270	331
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	929	996
Foreign currency exchange differences	(14)	4
Additions from business combinations	1	2
Other additions	10	84
Retirements/disposals	(148)	(182)
Transfers	15
Intangible assets at end of period	793	929
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(598)	(679)
Foreign currency exchange differences	13	(5)
Retirements/disposals	147	180
Additions amortization	(85)	(94)
Intangible assets at end of period	(523)	(598)
Acquired Technology/IPRD
Changes in goodwill and intangible assets
Intangible assets at beginning of period	721
Transfers		0
Intangible assets at end of period	522	721
Acquired Technology/IPRD | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,752	2,178
Foreign currency exchange differences	(224)	48
Additions from business combinations	59	574
Other additions	0	0
Retirements/disposals	(22)	(48)
Transfers	0
Intangible assets at end of period	2,565	2,752
Acquired Technology/IPRD | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(2,031)	(1,775)
Foreign currency exchange differences	180	(33)
Retirements/disposals	22	48
Additions amortization	(214)	(271)
Intangible assets at end of period	(2,043)	(2,031)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	3,439
Transfers		(25)
Intangible assets at end of period	2,992	3,439
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	6,415	5,212
Foreign currency exchange differences	(467)	100
Additions from business combinations	184	1,226
Other additions	60	68
Retirements/disposals	(142)	(166)
Transfers	(12)
Intangible assets at end of period	6,038	6,415
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(2,976)	(2,705)
Foreign currency exchange differences	219	(39)
Retirements/disposals	131	163
Additions amortization	(420)	(395)
Intangible assets at end of period	€ (3,046)	€ (2,976)